NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2,813,344 shares (cost $25,475,172)	$23,280,137
Ivy Fund VIP, Inc. - Balanced (WRBP)
716,238 shares (cost $5,462,201)	5,512,170
Ivy Fund VIP, Inc. - Bond (WRBDP)
1,604,704 shares (cost $8,672,355)	8,564,628
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
1,535,354 shares (cost $15,233,996)	12,453,106
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
619,048 shares (cost $4,240,028)	3,164,200
Ivy Fund VIP, Inc. - Energy (WRENG)
247,736 shares (cost $1,551,814)	927,375
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
878,327 shares (cost $6,285,838)	2,907,437
Ivy Fund VIP, Inc. - Growth (WRGP)
2,008,208 shares (cost $16,352,485)	15,167,791
Ivy Fund VIP, Inc. - High Income (WRHIP)
2,182,814 shares (cost $7,295,663)	5,422,329
Ivy Fund VIP, Inc. - International Growth (WRIP)
744,159 shares (cost $5,471,921)	4,468,673
Ivy Fund VIP, Inc. - International Value (WRI2P)
233,662 shares (cost $4,803,499)	2,911,728
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
61,270 shares (cost $1,120,811)	680,842
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
379,153 shares (cost $2,467,486)	1,708,311
Ivy Fund VIP, Inc. - Money Market (WRMMP)
3,718,670 shares (cost $3,718,670)	3,718,670
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
164,143 shares (cost $823,461)	720,113
Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)
13,138 shares (cost $51,980)	50,045
Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)
1,474 shares (cost $6,764)	6,563
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
24,274 shares (cost $110,467)	98,626

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
79,685 shares (cost $349,733)	$319,857
Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)
9,227 shares (cost $39,576)	39,765
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
332,260 shares (cost $2,499,147)	1,430,048
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
917,527 shares (cost $13,207,723)	10,482,839
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
1,253,112 shares (cost $10,916,812)	7,635,587
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
179,059 shares (cost $2,612,462)	1,841,931
Ivy Fund VIP, Inc. - Value (WRVP)
1,411,673 shares (cost $8,278,900)	5,863,668

Total Investments	119,376,439

Total Assets	119,376,439

Accounts Payable	1,019

$119,375,420

Contract Owners’ Equity:
Accumulation units	119,375,420

Total Contract Owners’ Equity (note 8)	$119,375,420

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Reinvested dividends	$435,176	125,852	6,847	7,867	29,889	3,429	1,353	79,590

Net investment income (loss)	435,176	125,852	6,847	7,867	29,889	3,429	1,353	79,590

Proceeds from mutual fund shares sold	16,696,690	2,268,628	634,171	709,988	884,408	330,841	241,966	303,976
Cost of mutual fund shares sold	(14,599,354)	(1,387,292)	(436,424)	(769,537)	(791,959)	(261,139)	(196,468)	(262,348)

Realized gain (loss) on investments	2,097,336	881,336	197,747	(59,549)	92,449	69,702	45,498	41,628
Change in unrealized gain (loss) on investments	(60,509,814)	(11,295,970)	(1,663,098)	85,229	(7,105,705)	(1,676,498)	(812,148)	(4,480,729)

Net gain (loss) on investments	(58,412,478)	(10,414,634)	(1,465,351)	25,680	(7,013,256)	(1,606,796)	(766,650)	(4,439,101)

Reinvested capital gains	4,003,333	2,068,554	4,778	-	455,693	6,306	1,476	323,403

Net increase (decrease) in contract owners’ equity resulting from operations	$(53,973,969)	(8,220,228)	(1,453,726)	33,547	(6,527,674)	(1,597,061)	(763,821)	(4,036,108)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

Reinvested dividends	$-	43,070	15,889	20,397	-	743	56,548	7,958

Net investment income (loss)	-	43,070	15,889	20,397	-	743	56,548	7,958

Proceeds from mutual fund shares sold	1,582,943	545,025	378,650	160,160	100,399	94,135	5,490,766	72,889
Cost of mutual fund shares sold	(1,212,206)	(608,204)	(241,651)	(165,955)	(93,849)	(98,005)	(5,490,766)	(77,857)

Realized gain (loss) on investments	370,737	(63,179)	136,999	(5,795)	6,550	(3,870)	-	(4,968)
Change in unrealized gain (loss) on investments	(9,322,581)	(1,526,949)	(3,382,904)	(1,964,860)	(593,857)	(909,862)	-	(87,885)

Net gain (loss) on investments	(8,951,844)	(1,590,128)	(3,245,905)	(1,970,655)	(587,307)	(913,732)	-	(92,853)

Reinvested capital gains	210,648	-	132,478	81,027	-	31,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,741,196)	(1,547,058)	(3,097,538)	(1,869,231)	(587,307)	(881,368)	56,548	(84,895)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

Reinvested dividends	$-	-	-	-	-	12,391	-	-

Net investment income (loss)	-	-	-	-	-	12,391	-	-

Proceeds from mutual fund shares sold	2,951	51	6,548	23,082	234	343,587	928,305	677,513
Cost of mutual fund shares sold	(3,877)	(57)	(7,437)	(29,129)	(254)	(435,782)	(639,245)	(566,939)

Realized gain (loss) on investments	(926)	(6)	(889)	(6,047)	(20)	(92,195)	289,060	110,574
Change in unrealized gain (loss) on investments	(1,935)	(201)	(11,842)	(29,876)	189	(778,552)	(5,968,427)	(5,215,496)

Net gain (loss) on investments	(2,861)	(207)	(12,731)	(35,923)	169	(870,747)	(5,679,367)	(5,104,922)

Reinvested capital gains	-	-	-	-	-	35,807	390,172	159,191

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,861)	(207)	(12,731)	(35,923)	169	(822,549)	(5,289,195)	(4,945,731)

Investment Activity:	WRSCV	WRVP

Reinvested dividends	$4,404	18,949

Net investment income (loss)	4,404	18,949

Proceeds from mutual fund shares sold	150,822	764,652
Cost of mutual fund shares sold	(193,117)	(629,857)

Realized gain (loss) on investments	(42,295)	134,795
Change in unrealized gain (loss) on investments	(566,382)	(3,199,475)

Net gain (loss) on investments	(608,677)	(3,064,680)

Reinvested capital gains	42,824	59,355

Net increase (decrease) in contract owners’ equity resulting from operations	$(561,449)	(2,986,376)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		WRASP		WRBP		WRBDP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$435,176	1,551,201	125,852	161,586	6,847	91,119	7,867	291,279
Realized gain (loss) on investments	2,097,336	2,289,354	881,336	192,843	197,747	145,777	(59,549)	(33,291)
Change in unrealized gain (loss) on investments	(60,509,814)	12,188,282	(11,295,970)	6,954,072	(1,663,098)	578,918	85,229	114,693
Reinvested capital gains	4,003,333	9,262,827	2,068,554	1,260,296	4,778	124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,973,969)	25,291,664	(8,220,228)	8,568,797	(1,453,726)	815,938	33,547	372,681

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,118,849	31,943,766	4,231,559	3,510,499	867,124	927,216	1,156,398	1,065,065
Transfers between funds	-	-	1,214,612	2,744,190	183,536	(45,532)	518,037	2,244,389
Surrenders (note 6)	(4,749,467)	(6,354,846)	(655,702)	(738,850)	(275,163)	(255,802)	(227,531)	(366,185)
Death benefits (note 4)	(460,365)	(59,479)	(112,990)	(13,486)	(26,865)	(4,486)	(34,281)	(2,759)
Net policy repayments (loans) (note 5)	(1,952,817)	(1,642,526)	(438,674)	(151,905)	(50,872)	(67,151)	(100,918)	(25,908)
Deductions for surrender charges (note 2d)	(699,475)	(783,512)	(118,779)	(101,255)	(29,406)	(28,736)	(30,453)	(37,512)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,578,238)	(9,508,859)	(2,001,708)	(1,509,368)	(472,256)	(454,864)	(599,371)	(435,405)
Asset charges (note 3)	(681,819)	(661,227)	(127,186)	(99,397)	(29,851)	(30,063)	(36,269)	(27,757)
Adjustments to maintain reserves	(901)	533	(9,537)	30	(51)	25	(37)	(14)

Net equity transactions	11,995,767	12,933,850	1,981,595	3,640,458	166,196	40,607	645,575	2,413,914

Net change in contract owners’ equity	(41,978,202)	38,225,514	(6,238,633)	12,209,255	(1,287,530)	856,545	679,122	2,786,595
Contract owners’ equity beginning of period	161,353,622	123,128,108	29,518,731	17,309,476	6,799,687	5,943,142	7,885,477	5,098,882

Contract owners’ equity end of period	$119,375,420	161,353,622	23,280,098	29,518,731	5,512,157	6,799,687	8,564,599	7,885,477

CHANGES IN UNITS:
Beginning units	10,059,816	9,304,108	1,124,176	949,996	447,252	444,334	542,976	371,000
Units purchased	3,120,447	3,247,623	252,102	300,065	89,106	75,542	119,095	236,283
Units redeemed	(2,297,325)	(2,491,915)	(181,510)	(125,885)	(77,437)	(72,624)	(74,164)	(64,307)

Ending units	10,882,938	10,059,816	1,194,768	1,124,176	458,921	447,252	587,907	542,976

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRCEP		WRDIV		WRENG		WRGNR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$29,889	112,617	3,429	30,056	1,353	2,549	79,590	1,112
Realized gain (loss) on investments	92,449	229,780	69,702	27,019	45,498	4,937	41,628	66,749
Change in unrealized gain (loss) on investments	(7,105,705)	287,167	(1,676,498)	342,342	(812,148)	183,794	(4,480,729)	929,189
Reinvested capital gains	455,693	1,651,754	6,306	27,049	1,476	2,288	323,403	392,197

Net increase (decrease) in contract owners’ equity resulting from operations	(6,527,674)	2,281,318	(1,597,061)	426,466	(763,821)	193,568	(4,036,108)	1,389,247

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,144,138	2,259,482	918,812	688,092	329,364	100,618	1,328,466	945,893
Transfers between funds	93,176	217,134	709,433	834,587	645,440	418,003	793,300	1,131,911
Surrenders (note 6)	(534,753)	(618,388)	(79,072)	(57,682)	(8,110)	(966)	(84,359)	(102,134)
Death benefits (note 4)	(57,696)	(5,670)	(22,715)	(5,433)	-	-	(87)	-
Net policy repayments (loans) (note 5)	(173,039)	(209,229)	(37,906)	(14,513)	(7,373)	(2,273)	(55,848)	(22,864)
Deductions for surrender charges (note 2d)	(55,953)	(76,574)	(17,590)	(12,094)	(2,403)	(3,208)	(24,744)	(29,445)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,049,714)	(1,047,178)	(319,922)	(218,643)	(117,399)	(38,104)	(448,420)	(327,530)
Asset charges (note 3)	(74,341)	(80,588)	(16,638)	(12,657)	(5,590)	(2,129)	(23,197)	(17,776)
Adjustments to maintain reserves	(4,761)	(12)	(4,768)	-	(32)	(7)	(4,786)	(2)

Net equity transactions	287,057	438,977	1,129,634	1,201,657	833,897	471,934	1,480,325	1,578,053

Net change in contract owners’ equity	(6,240,617)	2,720,295	(467,427)	1,628,123	70,076	665,502	(2,555,783)	2,967,300
Contract owners’ equity beginning of period	18,693,706	15,973,411	3,631,619	2,003,496	857,284	191,782	5,463,202	2,495,902

Contract owners’ equity end of period	$12,453,089	18,693,706	3,164,192	3,631,619	927,360	857,284	2,907,419	5,463,202

CHANGES IN UNITS:
Beginning units	1,466,892	1,429,256	215,972	139,064	60,804	20,580	245,536	160,974
Units purchased	250,776	241,181	111,452	97,385	80,198	44,293	135,503	111,559
Units redeemed	(219,611)	(203,545)	(33,798)	(20,477)	(18,867)	(4,069)	(41,992)	(26,997)

Ending units	1,498,057	1,466,892	293,626	215,972	122,135	60,804	339,047	245,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGP		WRHIP		WRIP		WRI2P

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	259	43,070	514,016	15,889	36,221	20,397	62,112
Realized gain (loss) on investments	370,737	384,163	(63,179)	27,166	136,999	117,581	(5,795)	79,760
Change in unrealized gain (loss) on investments	(9,322,581)	4,118,021	(1,526,949)	(329,125)	(3,382,904)	778,887	(1,964,860)	(182,060)
Reinvested capital gains	210,648	563,564	-	-	132,478	169,017	81,027	354,041

Net increase (decrease) in contract owners’ equity resulting from operations	(8,741,196)	5,066,007	(1,547,058)	212,057	(3,097,538)	1,101,706	(1,869,231)	313,853

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,804,316	3,206,417	1,041,117	1,082,157	1,120,889	893,533	910,102	772,970
Transfers between funds	(590,049)	(496,101)	(15,143)	691,660	357,797	750,461	345,603	633,060
Surrenders (note 6)	(847,751)	(1,086,251)	(230,637)	(224,254)	(195,612)	(168,141)	(81,452)	(56,528)
Death benefits (note 4)	(111,260)	(7,984)	(4,053)	(2,280)	(804)	(1,869)	(93)	(4,468)
Net policy repayments (loans) (note 5)	(331,791)	(319,135)	(80,134)	(87,470)	(74,312)	(87,556)	(42,123)	(41,182)
Deductions for surrender charges (note 2d)	(105,580)	(118,004)	(31,635)	(24,658)	(30,928)	(29,625)	(16,373)	(14,131)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,338,334)	(1,377,152)	(438,267)	(391,170)	(421,922)	(363,721)	(271,758)	(231,481)
Asset charges (note 3)	(99,175)	(105,433)	(29,619)	(28,675)	(26,727)	(26,041)	(16,072)	(15,156)
Adjustments to maintain reserves	(7,055)	340	(63)	8	(7,119)	(25)	(32)	3

Net equity transactions	(626,679)	(303,303)	211,566	1,015,318	721,262	967,016	827,802	1,043,087

Net change in contract owners’ equity	(9,367,875)	4,762,704	(1,335,492)	1,227,375	(2,376,276)	2,068,722	(1,041,429)	1,356,940
Contract owners’ equity beginning of period	24,535,661	19,772,957	6,757,784	5,530,409	6,844,941	4,776,219	3,953,146	2,596,206

Contract owners’ equity end of period	$15,167,786	24,535,661	5,422,292	6,757,784	4,468,665	6,844,941	2,911,717	3,953,146

CHANGES IN UNITS:
Beginning units	1,922,372	1,949,096	405,540	344,698	435,056	368,214	188,046	135,698
Units purchased	288,864	329,608	82,793	106,868	121,667	115,180	78,668	77,349
Units redeemed	(346,410)	(356,332)	(72,130)	(46,026)	(65,797)	(48,338)	(26,833)	(25,001)

Ending units	1,864,826	1,922,372	416,203	405,540	490,926	435,056	239,881	188,046

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMIC		WRMCG		WRMMP		WRMSP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	743	360	56,548	79,764	7,958	23,837
Realized gain (loss) on investments	6,550	54,871	(3,870)	10,837	-	-	(4,968)	(446)
Change in unrealized gain (loss) on investments	(593,857)	12,703	(909,862)	103,621	-	-	(87,885)	(1,235)
Reinvested capital gains	-	-	31,621	49,505	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(587,307)	67,574	(881,368)	164,323	56,548	79,764	(84,895)	22,156

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	228,633	215,551	537,081	464,243	7,492,385	9,300,388	179,794	164,133
Transfers between funds	19,777	49,031	214,298	552,262	(4,816,756)	(8,425,205)	(20,534)	60,549
Surrenders (note 6)	(33,016)	(75,883)	(8,024)	(6,985)	(139,239)	(679,451)	(9,977)	(48,918)
Death benefits (note 4)	-	-	-	-	(12,805)	-	-	(3,959)
Net policy repayments (loans) (note 5)	(14,708)	7,113	(34,609)	(2,238)	(157,588)	(61,021)	(3,100)	2,504
Deductions for surrender charges (note 2d)	(8,916)	(12,433)	(7,148)	(6,049)	(11,912)	(28,565)	(2,992)	(9,899)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,573)	(85,586)	(169,535)	(121,274)	(366,134)	(315,211)	(61,952)	(51,255)
Asset charges (note 3)	(4,423)	(5,131)	(8,898)	(6,718)	(15,131)	(12,194)	(3,211)	(2,680)
Adjustments to maintain reserves	(55)	6	(44)	8	44,858	142	(48)	17

Net equity transactions	107,719	92,668	523,121	873,249	2,017,678	(221,117)	77,980	110,492

Net change in contract owners’ equity	(479,588)	160,242	(358,247)	1,037,572	2,074,226	(141,353)	(6,915)	132,648
Contract owners’ equity beginning of period	1,160,411	1,000,169	2,066,542	1,028,970	1,643,770	1,785,123	727,011	594,363

Contract owners’ equity end of period	$680,823	1,160,411	1,708,295	2,066,542	3,717,996	1,643,770	720,096	727,011

CHANGES IN UNITS:
Beginning units	68,470	62,844	147,970	82,972	137,904	156,676	62,676	52,984
Units purchased	21,710	18,798	64,028	75,700	796,398	852,348	17,964	19,712
Units redeemed	(12,875)	(13,172)	(20,194)	(10,702)	(629,049)	(871,120)	(10,928)	(10,020)

Ending units	77,305	68,470	191,804	147,970	305,253	137,904	69,712	62,676

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPAP		WRPCP		WRPMP		WRPMAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(926)	-	(6)	-	(889)	-	(6,047)	-
Change in unrealized gain (loss) on investments	(1,935)	-	(201)	-	(11,842)	-	(29,876)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,861)	-	(207)	-	(12,731)	-	(35,923)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,120	-	352	-	8,435	-	43,068	-
Transfers between funds	51,323	-	6,546	-	110,475	-	335,071	-
Surrenders (note 6)	(1)	-	-	-	-	-	(8,367)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(2,860)	-	(34)	-
Deductions for surrender charges (note 2d)	(47)	-	-	-	-	-	(2,931)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,422)	-	(122)	-	(4,536)	-	(10,508)	-
Asset charges (note 3)	(70)	-	(7)	-	(158)	-	(519)	-
Adjustments to maintain reserves	(4)	-	(4)	-	(5)	-	(8)	-

Net equity transactions	52,899	-	6,765	-	111,351	-	355,772	-

Net change in contract owners’ equity	50,038	-	6,558	-	98,620	-	319,849	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$50,038	-	6,558	-	98,620	-	319,849	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	7,680	-	771	-	13,207	-	44,589	-
Units redeemed	(864)	-	(15)	-	(884)	-	(2,878)	-

Ending units	6,816	-	756	-	12,323	-	41,711	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPMCP		WRRESP		WRSTP		WRSCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	12,391	12,137	-	-	-	-
Realized gain (loss) on investments	(20)	-	(92,195)	79,037	289,060	310,256	110,574	273,530
Change in unrealized gain (loss) on investments	189	-	(778,552)	(560,484)	(5,968,427)	(173,111)	(5,215,496)	34,092
Reinvested capital gains	-	-	35,807	85,578	390,172	2,843,305	159,191	1,201,740

Net increase (decrease) in contract owners’ equity resulting from operations	169	-	(822,549)	(383,732)	(5,289,195)	2,980,450	(4,945,731)	1,509,362

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	686	-	574,832	577,079	2,179,493	2,175,149	1,532,911	1,741,423
Transfers between funds	39,650	-	52,892	364,802	(45,192)	228,539	(260,710)	(64,289)
Surrenders (note 6)	-	-	(62,400)	(177,274)	(535,826)	(543,010)	(395,610)	(627,992)
Death benefits (note 4)	-	-	-	-	(27,608)	(1,381)	(48,308)	(5,704)
Net policy repayments (loans) (note 5)	-	-	(5,278)	(2,420)	(149,413)	(233,916)	(89,853)	(163,310)
Deductions for surrender charges (note 2d)	-	-	(14,843)	(26,817)	(84,640)	(83,279)	(52,637)	(71,297)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(703)	-	(181,161)	(175,004)	(941,337)	(909,423)	(648,988)	(724,915)
Asset charges (note 3)	(38)	-	(8,910)	(9,405)	(65,050)	(67,565)	(47,598)	(57,321)
Adjustments to maintain reserves	(14)	-	(2,408)	(5)	(4,764)	22	(51)	15

Net equity transactions	39,581	-	352,724	550,956	325,663	565,136	(10,844)	26,610

Net change in contract owners’ equity	39,750	-	(469,825)	167,224	(4,963,532)	3,545,586	(4,956,575)	1,535,972
Contract owners’ equity beginning of period	-	-	1,899,858	1,732,634	15,446,368	11,900,782	12,592,156	11,056,184

Contract owners’ equity end of period	$39,750	-	1,430,033	1,899,858	10,482,836	15,446,368	7,635,581	12,592,156

CHANGES IN UNITS:
Beginning units	-	-	118,346	90,590	995,918	954,284	778,954	776,382
Units purchased	4,851	-	47,382	50,603	200,495	196,427	136,380	144,538
Units redeemed	(92)	-	(26,465)	(22,847)	(174,055)	(154,793)	(138,772)	(141,966)

Ending units	4,759	-	139,263	118,346	1,022,358	995,918	776,562	778,954

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCV		WRVP		WRLBP

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,404	104	18,949	88,261	-	43,812
Realized gain (loss) on investments	(42,295)	(9,740)	134,795	369,748	-	(41,223)
Change in unrealized gain (loss) on investments	(566,382)	(174,214)	(3,199,475)	(869,046)	-	40,058
Reinvested capital gains	42,824	92,381	59,355	569,988	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(561,449)	(91,469)	(2,986,376)	158,951	-	42,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	400,503	419,986	1,080,271	1,280,859	-	153,013
Transfers between funds	300,687	81,853	(243,269)	(318,434)	-	(1,652,870)
Surrenders (note 6)	(56,429)	(40,817)	(280,436)	(426,014)	-	(53,321)
Death benefits (note 4)	-	-	(800)	-	-	-
Net policy repayments (loans) (note 5)	(12,053)	(14,340)	(90,331)	(140,005)	-	(5,707)
Deductions for surrender charges (note 2d)	(10,613)	(15,356)	(38,952)	(48,064)	-	(6,511)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(147,874)	(134,854)	(480,322)	(529,816)	-	(66,905)
Asset charges (note 3)	(8,736)	(8,807)	(34,405)	(41,493)	-	(4,241)
Adjustments to maintain reserves	(49)	8	(64)	4	-	(30)

Net equity transactions	465,436	287,673	(88,308)	(222,963)	-	(1,636,572)

Net change in contract owners’ equity	(96,013)	196,204	(3,074,684)	(64,012)	-	(1,593,925)
Contract owners’ equity beginning of period	1,937,928	1,741,724	8,938,340	9,002,352	-	1,593,925

Contract owners’ equity end of period	$1,841,915	1,937,928	5,863,656	8,938,340	-	-

CHANGES IN UNITS:
Beginning units	132,684	114,326	562,272	577,038	-	123,102
Units purchased	56,710	40,619	98,058	98,894	-	14,671
Units redeemed	(18,673)	(22,261)	(103,032)	(113,660)	-	(137,773)

Ending units	170,721	132,684	557,298	562,272	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP, Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $1,318,815 and $1,339,948, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a Specified Amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $1,246,505 and $1,282,178, respectively, and total transfers from the Account to the fixed account were $3,639,982 and $2,746,136, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$119,376,439	0	$119,376,439

Accounts Payable of $1,019 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	1,194,768	$19.485036	$23,280,098	0.44%	-25.79%
2007	1,124,176	26.258105	29,518,731	0.72%	44.11%
2006	949,996	18.220578	17,309,476	0.38%	20.15%
2005	792,586	15.165132	12,019,671	0.98%	24.27%
2004	687,372	12.203056	8,388,039	1.56%	13.30%
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	458,921	12.011125	5,512,157	0.11%	-21.00%
2007	447,252	15.203256	6,799,687	1.43%	13.67%
2006	444,334	13.375394	5,943,142	1.43%	11.21%
2005	457,136	12.027106	5,498,023	1.30%	5.01%
2004	447,320	11.452888	5,123,106	1.65%	8.93%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	587,907	14.567948	8,564,599	0.10%	0.31%
2007	542,976	14.522699	7,885,477	4.70%	5.67%
2006	371,000	13.743617	5,098,882	4.70%	4.24%
2005	343,498	13.184169	4,528,736	4.69%	1.61%
2004	304,690	12.974723	3,953,268	4.45%	3.88%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	1,498,057	8.312827	12,453,089	0.19%	-34.77%
2007	1,466,892	12.743751	18,693,706	0.65%	14.03%
2006	1,429,256	11.176032	15,973,411	0.91%	16.99%
2005	1,408,452	9.553301	13,455,366	0.35%	9.01%
2004	1,352,874	8.764021	11,856,616	0.68%	9.57%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	293,626	10.776266	3,164,192	0.09%	-35.91%
2007	215,972	16.815229	3,631,619	1.06%	16.72%
2006	139,064	14.407005	2,003,496	1.68%	15.91%
2005	74,902	12.429138	930,967	1.57%	13.03%
2004	29,352	10.996320	322,764	1.86%	9.96%
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	122,135	7.592901	927,360	0.11%	-46.15%
2007	60,804	14.099137	857,284	0.56%	51.30%
2006	20,580	9.318860	191,782	0.81%	-6.81%	5/1/2006
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	339,047	8.575270	2,907,419	1.56%	-61.46%
2007	245,536	22.250106	5,463,202	0.03%	43.50%
2006	160,974	15.505001	2,495,902	0.48%	25.49%
2005	45,800	12.355299	565,873	0.00%	23.55%	6/1/2005
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	1,864,826	8.133620	15,167,786	0.00%	-36.27%
2007	1,922,372	12.763222	24,535,661	0.00%	25.81%
2006	1,949,096	10.144681	19,772,957	0.00%	5.04%
2005	1,915,708	9.658183	18,502,258	0.00%	11.23%
2004	1,765,286	8.683167	15,328,273	0.31%	3.31%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	416,203	13.027998	5,422,292	0.67%	-21.82%
2007	405,540	16.663667	6,757,784	8.22%	3.86%
2006	344,698	16.044215	5,530,409	7.63%	10.26%
2005	314,526	14.550714	4,576,578	8.07%	2.54%
2004	281,156	14.189601	3,989,491	7.82%	9.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	490,926	$9.102522	$4,468,665	0.27%	-42.15%
2007	435,056	15.733472	6,844,941	0.63%	21.29%
2006	368,214	12.971313	4,776,219	0.64%	20.99%
2005	349,502	10.721355	3,747,135	2.42%	16.47%
2004	305,342	9.204986	2,810,669	0.72%	14.00%
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	239,881	12.138174	2,911,717	0.58%	-42.26%
2007	188,046	21.022230	3,953,146	1.79%	9.88%
2006	135,698	19.132236	2,596,206	2.37%	29.62%
2005	87,390	14.760810	1,289,947	2.95%	11.16%
2004	33,454	13.278601	444,222	2.94%	22.68%
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	77,305	8.806965	680,823	0.00%	-48.03%
2007	68,470	16.947723	1,160,411	0.00%	6.49%
2006	62,844	15.915113	1,000,169	0.00%	12.26%
2005	38,126	14.176497	540,493	0.00%	20.87%
2004	17,316	11.729102	203,101	0.00%	10.05%
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	191,804	8.906463	1,708,295	0.04%	-36.23%
2007	147,970	13.965952	2,066,542	0.02%	12.62%
2006	82,972	12.401416	1,028,970	0.56%	8.56%
2005	25,918	11.423889	296,084	0.00%	14.24%	6/1/2005
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	305,253	12.180048	3,717,996	2.07%	2.18%
2007	137,904	11.919671	1,643,770	4.47%	4.62%
2006	156,676	11.393726	1,785,123	4.17%	4.32%
2005	145,160	10.922141	1,585,458	2.53%	2.49%
2004	104,152	10.656792	1,109,926	0.72%	0.69%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	69,712	10.329575	720,096	1.08%	-10.95%
2007	62,676	11.599517	727,011	3.59%	3.40%
2006	52,984	11.217790	594,363	5.55%	4.77%
2005	37,434	10.706622	400,792	7.09%	2.00%
2004	4,840	10.497120	50,806	7.30%	4.97%	5/3/2004
Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)
2008	6,816	7.341195	50,038	0.00%	-26.59%	5/1/2008
Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)
2008	756	8.674899	6,558	0.00%	-13.25%	5/1/2008
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
2008	12,323	8.002916	98,620	0.00%	-19.97%	5/1/2008
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2008	41,711	7.668205	319,849	0.00%	-23.32%	5/1/2008
Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2008	4,759	8.352486	39,750	0.00%	-16.48%	5/1/2008
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	139,263	10.268574	1,430,033	0.65%	-36.03%
2007	118,346	16.053419	1,899,858	0.60%	-16.07%
2006	90,590	19.126109	1,732,634	0.97%	30.08%
2005	50,880	14.702801	748,079	2.31%	10.83%
2004	12,120	13.266020	160,784	3.03%	32.66%	5/3/2004

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	1,022,358	$10.253587	$10,482,836	0.00%	-33.89%
2007	995,918	15.509679	15,446,368	0.00%	24.37%
2006	954,284	12.470902	11,900,782	0.00%	7.87%
2005	874,698	11.560759	10,112,173	0.00%	17.24%
2004	782,100	9.860415	7,711,831	0.00%	16.25%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	776,562	9.832546	7,635,581	0.00%	-39.18%
2007	778,954	16.165468	12,592,156	0.00%	13.52%
2006	776,382	14.240650	11,056,184	0.00%	5.05%
2005	767,544	13.555564	10,404,492	0.00%	12.88%
2004	751,440	12.008612	9,023,751	0.00%	14.29%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	170,721	10.789038	1,841,915	0.23%	-26.13%
2007	132,684	14.605591	1,937,928	0.01%	-4.13%
2006	114,326	15.234712	1,741,724	0.17%	16.84%
2005	85,404	13.038481	1,113,538	0.00%	4.15%
2004	42,020	12.519028	526,050	0.00%	15.02%
Ivy Fund VIP, Inc. - Value (WRVP)
2008	557,298	10.521580	5,863,656	0.25%	-33.81%
2007	562,272	15.896826	8,938,340	0.94%	1.90%
2006	577,038	15.600969	9,002,352	1.19%	16.88%
2005	547,120	13.347788	7,302,842	1.51%	4.42%
2004	486,556	12.782454	6,219,380	1.21%	14.70%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	123,102	12.947999	1,593,925	3.83%	3.96%
2005	111,282	12.454645	1,385,978	3.84%	1.68%
2004	78,084	12.248689	956,427	2.87%	1.61%

2008 Contract owners’ equity			$119,375,420
2007 Contract owners’ equity			$161,353,622
2006 Contract owners’ equity			$123,128,108
2005 Contract owners’ equity			$99,004,483
2004 Contract owners’ equity			$78,178,504

*	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009